Report Of The Directors Financial Review Capital Report (Tables)	12 Months Ended
Dec. 31, 2018
Report Of The Directors Financial Review Capital Report [Abstract]
Disclosure of capital requirements under banking regulations

Own funds disclosure
(Audited)
		At
		31 Dec	31 Dec[1]
		2018	2017
Ref*		$m	$m
	Common equity tier 1 (‘CET1’) capital: instruments and reserves
1	Capital instruments and the related share premium accounts	22,384	18,932
	– ordinary shares	22,384	18,932
2	Retained earnings	121,180	124,679
3	Accumulated other comprehensive income (and other reserves)	3,368	9,433
5	Minority interests (amount allowed in consolidated CET1)	4,854	4,905
5a	Independently reviewed interim net profits net of any foreseeable charge or dividend	3,697	608
6	Common equity tier 1 capital before regulatory adjustments	155,483	158,557
	Common equity tier 1 capital: regulatory adjustments
7	Additional value adjustments	(1,180)	(1,146)
8	Intangible assets (net of related deferred tax liability)	(17,323)	(16,872)
10	Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liability)	(1,042)	(1,181)
11	Fair value reserves related to gains or losses on cash flow hedges	135	208
12	Negative amounts resulting from the calculation of expected loss amounts	(1,750)	(2,820)
14	Gains or losses on liabilities at fair value resulting from changes in own credit standing	298	3,731
15	Defined-benefit pension fund assets	(6,070)	(6,740)
16	Direct and indirect holdings of own CET1 instruments	(40)	(40)
19	Direct, indirect and synthetic holdings by the institution of the CET1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above 10% threshold and net of eligible short positions)	(7,489)	(7,553)
28	Total regulatory adjustments to common equity tier 1	(34,461)	(32,413)
29	Common equity tier 1 capital	121,022	126,144
	Additional tier 1 (‘AT1’) capital: instruments
30	Capital instruments and the related share premium accounts	22,367	16,399
31	– classified as equity under IFRSs	22,367	16,399
33	Amount of qualifying items and the related share premium accounts subject to phase out from AT1	2,297	6,622
34	Qualifying tier 1 capital included in consolidated AT1 capital (including minority interests not included in CET1) issued by subsidiaries and held by third parties	1,516	1,901
35	– of which: instruments issued by subsidiaries subject to phase out	1,298	1,374
36	Additional tier 1 capital before regulatory adjustments	26,180	24,922
	Additional tier 1 capital: regulatory adjustments
37	Direct and indirect holdings of own AT1 instruments	(60)	(60)
41b	Residual amounts deducted from AT1 capital with regard to deduction from tier 2 (‘T2’) capital during the transitional period	N/A	(52)
	– Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities	N/A	(52)
43	Total regulatory adjustments to additional tier 1 capital	(60)	(112)
44	Additional tier 1 capital	26,120	24,810
45	Tier 1 capital	147,142	150,954
	Tier 2 capital: instruments and provisions
46	Capital instruments and the related share premium accounts	25,056	16,880
47	Amount of qualifying items and the related share premium accounts subject to phase out from T2	N/A	4,746
48	Qualifying own funds instruments included in consolidated T2 capital (including minority interests and AT1 instruments not included in CET1 or AT1) issued by subsidiaries and held by third parties	1,673	10,306
49	– of which: instruments issued by subsidiaries subject to phase out	1,585	10,236
51	Tier 2 capital before regulatory adjustments	26,729	31,932
	Tier 2 capital: regulatory adjustments
52	Direct and indirect holdings of own T2 instruments	(40)	(40)
55	Direct and indirect holdings by the institution of the T2 instruments and subordinated loans of financial sector entities where the institution has a significant investment in those entities (net of eligible short positions)	(593)	(463)
57	Total regulatory adjustments to tier 2 capital	(633)	(503)
58	Tier 2 capital	26,096	31,429
59	Total capital	173,238	182,383

*	The references identify the lines prescribed in the European Banking Authority (‘EBA’) template, which are applicable and where there is a value.
For footnotes, see page 196